Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details)
€ in Millions, ₫ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, £ in Millions, Rp in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 VND (₫)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 VND (₫)	Dec. 31, 2018 HKD ($)
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 15,878										₩ 13,617
Financial liabilities	10,542										8,631
USD
Disclosure Of Financial Instruments [Line Items]
Financial assets	9,403	$ 8,100,729									10,761	$ 9,623,496
Financial liabilities	6,696	$ 5,775,721									8,373	$ 7,486,441
JPY
Disclosure Of Financial Instruments [Line Items]
Financial assets	4,854		¥ 456,300,430								1,053		¥ 103,945,453
Financial liabilities	3,621		¥ 340,468,613								11		¥ 1,042,657
EUR
Disclosure Of Financial Instruments [Line Items]
Financial assets	439			€ 338,598							460			€ 359,772
Financial liabilities	1			€ 1,000
IDR
Disclosure Of Financial Instruments [Line Items]
Financial assets	1				Rp 12,955,000						13				Rp 172,822,025
Financial liabilities	1				Rp 17,023,944										Rp 3,098,944
THB
Disclosure Of Financial Instruments [Line Items]
Financial assets	1					฿ 28,510					1					฿ 34,633
Financial liabilities						฿ 7,379					6					฿ 173,389
TWD
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,125						$ 29,236,669				1,328						$ 36,311,172
Financial liabilities	214						$ 5,567,672				241						$ 6,597,223
VND
Disclosure Of Financial Instruments [Line Items]
Financial assets								₫ 9,270,000			₩ 1							₫ 9,270,000
Financial liabilities | ₫								₫ 3,243,600										₫ 3,243,600
GBP
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	9								£ 5,625
HKD
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 55									$ 368,048									$ 2,731